Stock-Based Compensation - Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Performance share units (PSUs)
Stock-Based Compensation
Granted (in shares)	1,723,730	1,788,050	2,204,963
Granted (in dollars per share)	$ 17.74	$ 21.08	$ 7.58
Restricted Stock Units (RSUs)
Stock-Based Compensation
Granted (in shares)	117,745	117,551	1,538,583
Granted (in dollars per share)	$ 21.12	$ 19.14	$ 19.52